The SunAmerica Center
733 Third Avenue
New York, New York 10017
212.551.5969
800.858.8850



May 5, 1997

EDGAR Postmaster, BDM: Postmaster


     Re:  SunAmerica Money Market Funds, Inc.
     Securities Act File No. 2-85370
     Post-Effective Amendment No. 18


Ladies and Gentlemen:

     Following is an EDGAR filing on behalf of SunAmerica Money Market
Funds, Inc. (the "Fund") pursuant to Rule 497.  With respect to the Prospectus